STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ 7,803,204		$ (13,612,039)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation						$ 39,090,000
Interest income from investments held in Trust Account	(16,333)		(18,957)
Decrease in fair value of warrant liabilities	(12,835,995)		7,031,641
Loss on excess of fair value over cash received for Private Placement Warrants			4,216,725
Offering costs related to warrant liabilities			775,034
Changes in operating assets and liabilities:
Prepaid expenses	(1,697)		(345,938)
Accounts payable and accrued expenses	3,934,706		1,284,393
Franchise tax payable	(62,707)		112,022
Net cash (used in) provided by operating activities	(1,178,822)		(557,119)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	27,900		(345,000,000)
Net cash provided by investing activities	27,900		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class F common stock to the Sponsor			25,000
Proceeds received under loan from the Sponsor			97,250
Repayment of loan from the Sponsor			(97,250)
Proceeds received from Initial Public Offering of Units, net of underwriting commissions			338,100,000
Payment of offering costs			(154,427)
Proceeds received from the issuance of Private Placement Warrants			8,900,000
Net cash (used in) provided by financing activities			346,870,573
Changes in cash and cash equivalents:
Net (decrease) increase in cash and cash equivalents	(1,150,922)		1,313,454
Cash - beginning of the period	1,313,454
Cash - end of the period	162,532		1,313,454	$ 1,313,454
Supplemental disclosure of non-cash financing activities:
Increase in Class A common stock subject to possible redemption	7,803,200
Offering costs included in accounts payable and accrued expenses			288,668
Deferred underwriting commissions payable in connection with the initial public offering			12,075,000
Initial fair value of warrant liabilities			26,602,699
Value of Class A common stock subject to possible redemption			294,283,920
Wilco Holdco Inc
Cash Flows from Operating Activities:
Net income (loss)	(17,818,000)	$ (8,106,000)		(298,000)	$ 9,749,000	(44,927,000)
Net income (loss)	(19,127,000)	(9,436,000)		(5,371,000)	5,349,000	(48,814,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	9,564,000	9,939,000		39,510,000	40,119,000	39,090,000
Provision for doubtful accounts	7,171,000	6,020,000		16,231,000	22,191,000	37,368,000
Deferred income tax provision	(10,515,000)	(1,797,000)		1,814,000	(44,033,000)	(11,319,000)
Amortization of ROU assets	11,055,000	11,398,000		44,526,000
Amortization of intangible assets and liabilities	55,000	46,000		190,000	(1,015,000)	(1,335,000)
Stock-based compensation	504,000	494,000		1,936,000	1,822,000	2,935,000
Amortization of debt issuance costs and original issue discount	1,045,000	973,000		4,109,000	3,197,000	3,554,000
Non-cash interest expense				6,335,000
Loss (gain) on disposal and impairment of assets	221,000	(60,000)		469,000	1,870,000	55,000
Loss on lease terminations and impairment				3,863,000
Changes in operating assets and liabilities:
Accounts receivable, net	(11,148,000)	1,208,000		(3,307,000)	(11,929,000)	(25,876,000)
Other current assets	(5,265,000)	(112,000)		4,841,000	283,000	8,127,000
Other non-currentassets	(112,000)	(339,000)		413,000	36,000	375,000
Accounts payable	1,060,000	(1,837,000)		798,000	(1,908,000)	5,992,000
Accrued expenses and other liabilities	(5,686,000)	(7,713,000)		9,174,000	9,543,000	(11,151,000)
Operating lease liabilities	(15,984,000)	(12,033,000)		(42,819,000)
Other non-currentliabilities	473,000	(586,000)		5,056,000	2,508,000	1,047,000
Accrued interest on redeemable preferred stock	5,308,000	4,377,000		19,031,000	15,511,000	12,775,000
Medicare Accelerated and Advance Payment Funds				26,732,000
Net cash (used in) provided by operating activities	(30,072,000)	1,872,000		138,604,000	47,944,000	16,710,000
Cash Flows from Investing Activities:
Purchases of property and equipment	(8,376,000)	(7,033,000)		(21,887,000)	(41,227,000)	(41,468,000)
Purchases of intangible assets	(650,000)			(250,000)
Proceeds from sale of property and equipment	16,000	75,000		328,000	397,000
Business acquisitions, net of cash acquired					(1,848,000)
Proceeds from sale of clinics	248,000
Net cash provided by investing activities	(8,762,000)	(6,958,000)		(21,809,000)	(42,678,000)	(41,468,000)
Cash Flows from Financing Activities:
Original issue discount						(300,000)
Deferred financing costs				(350,000)
Principal payments on long-term debt	(2,042,000)	(2,042,000)		(8,167,000)	(8,167,000)	(7,860,000)
Proceeds from issuance of debt						40,000,000
Proceeds from revolving line of credit		19,000,000		68,750,000		18,500,000
Payments on revolving line of credit				(68,750,000)		(18,500,000)
Distribution to non-controlling interest holder	(3,575,000)	(1,553,000)		(4,453,000)	(4,862,000)	(1,817,000)
Net cash (used in) provided by financing activities	(5,617,000)	15,405,000		(12,970,000)	(13,029,000)	30,023,000
Changes in cash and cash equivalents:
Net (decrease) increase in cash and cash equivalents	(44,451,000)	10,319,000		103,825,000	(7,763,000)	5,265,000
Cash - beginning of the period	142,128,000	38,303,000		38,303,000	46,066,000	40,801,000
Cash - end of the period	97,677,000	48,622,000	$ 142,128,000	142,128,000	38,303,000	46,066,000
Supplemental noncash disclosures:
Derivative changes in fair value	561,000	265,000		582,000	16,000	1,309,000
Purchases of property and equipment in accounts payable	2,161,000	2,439,000		3,010,000	2,106,000	1,092,000
Other supplemental disclosures:
Cash paid for interest	14,990,000	16,836,000		58,421,000	76,636,000	81,285,000
Cash paid for (received from) tax refunds	$ 1,000	$ (11,000)		$ (1,098,000)	$ (1,092,000)	$ (941,000)